Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Notional Amounts and Carrying Amounts of Derivatives
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2023
	Notional amount	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	987,394	11,358	(790)
Interest rate and foreign exchange risk
Fair value hedges	374,654	38,088	(14,290)
Cash flow hedges	1,303,388	107,821	(25,533)
	2,665,436	157,267	(40,613)

	December 31, 2022
	Notional amount	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	293,711	340	(543)
Cash flow hedges	75,000	143	(1)
Interest rate and foreign exchange risk
Fair value hedges	252,793	4,129	(16,237)
Cash flow hedges	922,777	41,677	(16,980)
Foreign exchange risk
Cash flow hedges	189,173	21,870	—
	1,733,454	68,159	(33,761)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.

Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2023
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Loans	10,000	—	(519)	(113)	7
Securities at amortized cost	10,000	101	—	(109)	144
Deposits	307,000	3,564	—	600	12
Borrowings and debt	660,394	7,693	(271)	5,152	176
Interest rate and foreign exchange risk
Borrowings and debt	374,654	38,088	(14,290)	36,710	2,908
Total	1,362,048	49,446	(15,080)	42,240	3,247

	December 31, 2022
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Loans	155,511	134	(543)	1,607	(18)
Securities at amortized cost	10,000	178	—	167	(62)
Borrowings and debt	128,200	28	—	(3,457)	(111)
Interest rate and foreign exchange risk
Loans	1,938	108	—	(227)	(129)
Borrowings and debt	250,855	4,021	(16,237)	8,072	(1,548)
Total	546,504	4,469	(16,780)	6,162	(1,868)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.
(2)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2023
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Borrowings and debt	1,303,388	107,821	(25,533)	65,005	65,286	281	(682)
Foreign exchange risk
Deposits	—	—	—	—	—	—	57
Borrowings and debt	—	—	—	—	—	—	142
Total	1,303,388	107,821	(25,533)	65,005	65,286	281	(483)

	December 31, 2022
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate risk
Borrowings and debt	75,000	143	(1)	550	551	1	—
Interest rate and foreign exchange risk
Borrowings and debt	922,777	41,677	(16,980)	28,211	27,061	(1,150)	4,914
Foreign exchange risk
Deposits	8,534	37	—	37	37	—	—
Borrowing and Debt	180,639	21,833	—	21,833	21,833	—	—
Total	1,186,950	63,690	(16,981)	50,631	49,482	(1,149)	4,914

(1) Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.
(2) Included in equity in the consolidated statement of financial position under the line Other comprehensive income (loss).
(3) Hedge ineffectiveness attributable to matured hedges included in the consolidated statement of profit or loss in the line Loss on financial instruments, net.
(4) Hedging reserve attributable to expired hedges reclassified to the consolidated statement of profit or loss in the line Loss on financial instruments, net.

Schedule of Gains and Losses Resulting from Activities of Hedging Derivative Financial Instruments
The following table details the carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2023
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	10,664	—	Loans, net	(136)	120
Securities at amortized cost	10,055	—	Securities, net	26	253
Deposits	—	(236,942)	Deposits	(588)	(588)
Borrowings and debt	—	(344,605)	Borrowings and debt, net	(1,626)	(4,976)
Interest rate and foreign exchange risk
Borrowings and debt	—	(402,377)	Borrowings and debt, net	(21,737)	(33,802)
Total	20,719	(983,924)		(24,061)	(38,993)

	December 31, 2022
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	157,136	—	Loans, net	(1,625)	(1,625)
Securities at amortized cost	9,654	—	Securities, net	(229)	(229)
Borrowings and debt	—	(129,306)	Borrowings and debt, net	3,350	3,346
Interest rate and foreign exchange risk
Loans	1,839	—	Loans, net	(580)	98
Borrowings and debt	—	(243,851)	Borrowings and debt, net	11,612	(9,620)
Total	168,629	(373,157)		12,528	(8,030)
(1)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of Maturity of Financial Instruments
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2023
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	434,420	235,973	670,393
Over 1 to 2 years	50,263	—	50,263
Over 2 to 5 years	476,311	128,556	604,867
More than 5 years	26,400	10,125	36,525
Total	987,394	374,654	1,362,048

	December 31, 2022
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	145,511	1,937	147,448
Over 1 to 2 years	20,000	153,415	173,415
Over 2 to 5 years	128,200	87,316	215,516
More than 5 years	—	10,125	10,125
Total	293,711	252,793	546,504
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2023
	Foreign exchange forward contracts	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	—	—	643,464	643,464
Over 1 to 2 years	—	—	206,496	206,496
Over 2 to 5 years	—	—	409,742	409,742
More than 5 years	—	—	43,686	43,686
Total	—	—	1,303,388	1,303,388

	December 31, 2022
	Foreign exchange forward contracts	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	189,173	75,000	388,035	652,208
Over 1 to 2 years	—	—	194,639	194,639
Over 2 to 5 years	—	—	322,817	322,817
More than 5 years	—	—	17,286	17,286
Total	189,173	75,000	922,777	1,186,950

Schedule of Ineffectiveness Recognized in Profit (Loss)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in fair value hedges:

	December 31, 2023
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	7	7	14
Securities at amortized cost	144	—	144
Deposits	12	—	12
Borrowings and debt	176	—	176
Interest rate and foreign exchange risk
Loans	—	(26)	(26)
Borrowings and debt	2,908	—	2,908
Total	3,247	(19)	3,228
A.    Fair value hedges (continued)

	December 31, 2022
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	(18)	—	(18)
Securities at amortized cost	(62)	—	(62)
Borrowings and debt	(117)	6	(111)
Interest rate and foreign exchange risk
Loans	(129)	—	(129)
Borrowings and debt	(2,775)	1,227	(1,548)
Total	(3,101)	1,233	(1,868)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in cash flow hedges:

	December 31, 2023
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Borrowings and debt	281	(682)	(401)
Foreign exchange risk
Deposits	—	57	57
Borrowings and debt	—	142	142
Total	281	(483)	(202)

	December 31, 2022
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Borrowings and debt	1	—	1
Interest rate hedges
Borrowings and debt	(473)	(677)	(1,150)
Total	(472)	(677)	(1,149)

Schedule of Nominal Amounts and Carrying Amounts of the Cash Flow Hedge
The following table details the carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2023
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate and foreign exchange risk
Borrowings and debt	—	(1,398,323)	Borrowings and debt, net	(65,005)	(7,458)
Total	—	(1,398,323)		(65,005)	(7,458)

	December 31, 2022
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(75,695)	Borrowings and debt, net	(551)	(97)
Interest rate and foreign exchange risk
Borrowings and debt	—	(943,942)	Borrowings and debt, net	(27,061)	(8,836)
Foreign exchange risk
Deposits	—	(8,566)	Demand deposits	(37)	(44)
Borrowings and debt	—	(196,646)	Borrowings and debt, net	(21,833)	1,836
Total	—	(1,224,849)		(49,482)	(7,141)